Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Line Items]
Summary of Balance Sheet Amounts and Balances of the Consolidated VIEs
The following amounts and balances of the consolidated VIEs were included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions.

	As of December 31,
	2022	2023
	RMB	RMB
ASSETS
Cash and cash equivalents	2,474,166	2,617,594
Restricted cash—current	12,095	13,801
Accounts receivable, net of allowance	8,577	12,088
Prepayments and other current assets	1,604,354	1,501,233
Restricted cash—non-current	—	10,000
Property and equipment, net	18,449	14,422
Long-term investments	—	228,400
Intangible assets, net	106,928	95,517
Goodwill	283,256	283,256
Deferred tax assets	6,570	786
Operating lease right-of-use assets and land use rights	74,820	82,120
Other non-current assets	5,960	3,482

TOTAL ASSETS	4,595,175	4,862,699

LIABILITIES
Accounts payable	6,374	7,179
Prepaid for freight listing fees and other service fees	436,806	506,423
Income tax payable	8,082	3,032
Other tax payable	682,030	731,284
Operating lease liabilities — current	39,649	34,867
Accrued expenses and other current liabilities	883,965	1,113,559
Deferred tax liabilities	23,358	20,333
Operating lease liabilities — non-current	34,036	46,395
Other non-current liabilities	—	22,950

TOTAL LIABILITIES	2,114,300	2,486,022

Summary of Income and Cash Flow Amounts and Balances of the Consolidated VIEs

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net Revenues	4,611,044	5,648,742	5,817,440
Net income	920,960	1,779,515	1,080,640
Net cash (used in) provided by operating activities (1)	(286,501)	615,584	137,792
Net cash used in investing activities	(815,721)	(69,854)	(240,125)
Net cash provided by (used in) financing activities	42,100	(9,000)	—

(1)	It includes cash flows used in intercompany operating activities of RMB 76,198, RMB 2,316,618 and RMB 1,703,166 for the years ended December 31, 2021, 2022 and 2023, respectively.

Summary of Income and Cash Flow Amounts and Balances of the Consolidated Trusts	There’s no balance as of December 31, 2023 and December 31, 2022 since all trusts were terminated in March 2022.

	Years ended December 31,
	2021	2022
	RMB	RMB

Net revenues	104,061	25,996
Net income	22,838	16,808

	Years ended December 31,
	2021	2022
	RMB	RMB

Net cash (used in) provided by operating activities	(13,793)	5,115
Net cash used in financing activities	(31,400)	—

Summary of Property and equipment	The estimated useful lives are as follows:

Category	Estimated useful lives
Office building	44 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	4 years
Leasehold improvement	Over the shorter of the expected useful life or the lease term

Summary of Useful Lives of Intangible Assets
Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The identifiable intangible assets acquired are amortized on a straight-line basis over the respective useful lives as follows:

The identifiable intangible assets	Amortization Years
Software	5 to 8
Trademarks	5 to 15
Platform	5
Customer relationship	10
Non-compete commitment	8

Summary of the Disaggregated Revenues
For the years ended December 31, 2021, 2022 and 2023, all of the Group’s revenues were generated in the PRC. The disaggregated revenues by revenue streams and timing of transfer of services were as follows:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Freight matching services(1)	3,946,882	5,656,651	7,048,830
Freight brokerage-satisfied at a point of time	2,497,779	3,360,313	3,916,409
Freight listings-satisfied over time	753,031	852,380	929,353
Transaction commission-satisfied at a point of time	696,072	1,443,958	2,203,068
Value-added services(1)	710,137	1,076,993	1,387,329
Credit solutions-satisfied over time	520,086	796,356	1,001,892
Other value-added services-satisfied at a point of time	190,051	280,637	385,437

Total net revenues	4,657,019	6,733,644	8,436,159

(1)
RMB2,580 million and RMB40 million, RMB3,490 million and RMB61 million, RMB4,094 million and RMB79 million of net revenues were attributable to VAT for freight matching services and value-added services for the years ended December 31, 2021, 2022, and 2023, respectively. The VAT for freight matching services is primarily related to VAT incurred for freight brokerage services, which is assessed based on the total transaction price with the shipper, including the freight charge paid to the trucker (for which the Group is an agent) and the platform service fee earned by the Group.

Summary of Contract Liabilities	The Group recognized revenues that were previously deferred as contract liabilities of RMB383,236 and RMB462,080 during the years ended December 31, 2022 and 2023, respectively.

	As of December 31,
	2022	2023
	RMB	RMB
Contract balances—current
Freight listings	435,567	502,787
Others	26,513	46,130
Contract balances —non current
Freight listings	—	22,950

Total contract balances	462,080	571,867

Summary of Value Added Tax
Gross amount of VAT and the government grants from local financial bureaus included in cost of revenues are as the following:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Gross VAT	3,510,749	4,518,878	5,271,119
Less: government grants	(1,559,814)	(1,979,581)	(2,150,109)

VAT, net	1,950,935	2,539,297	3,121,010